Debt securities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt securities
Total debt securities	₽ 16,975	₽ 13,087
Minimum
Debt securities
Debt instrument interest rate	0.00%
Maximum
Debt securities
Debt instrument interest rate	11.60%
12 month ECL
Debt securities
Total debt securities	₽ 16,876	13,087
Lifetime ECL | Financial instruments not credit-impaired
Debt securities
Total debt securities	99
Gross carrying amount | Securities accounted at FVOCI | Graded ruAA and above
Debt securities
Corporate bonds	1,480	5,665
Gross carrying amount | Securities accounted at FVOCI | Graded ruA and above
Debt securities
Corporate bonds	4,687
Gross carrying amount | Securities accounted at FVOCI | Foreign
Debt securities
Government bonds	1,021
Gross carrying amount | Securities accounted at FVOCI | Russia
Debt securities
Government bonds	5,632	3,896
Gross carrying amount | Securities accounted at amortised cost | Russia
Debt securities
Government bonds	4,160	3,531
Gross carrying amount | 12 month ECL | Securities accounted at FVOCI | Graded ruAA and above
Debt securities
Corporate bonds	1,381	5,665
Gross carrying amount | 12 month ECL | Securities accounted at FVOCI | Graded ruA and above
Debt securities
Corporate bonds	4,687
Gross carrying amount | 12 month ECL | Securities accounted at FVOCI | Foreign
Debt securities
Government bonds	1,021
Gross carrying amount | 12 month ECL | Securities accounted at FVOCI | Russia
Debt securities
Government bonds	5,632	3,896
Gross carrying amount | 12 month ECL | Securities accounted at amortised cost | Russia
Debt securities
Government bonds	4,160	3,531
Gross carrying amount | Lifetime ECL | Financial instruments not credit-impaired | Securities accounted at FVOCI | Graded ruAA and above
Debt securities
Corporate bonds	99
Expected credit loss allowance / Impairment
Debt securities
Total debt securities	(5)	(5)
Expected credit loss allowance / Impairment | 12 month ECL
Debt securities
Total debt securities	₽ (5)	₽ (5)